Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Income Tax
Note 18.- Income Tax

All the companies of Atlantica file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

The Company offsets deferred tax assets and deferred tax liabilities in each entity where the latter has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

As of December 31, 2021, and 2020, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
from	2021	2020
Net operating loss carryforwards (“NOL´s”)	323,115	497,184
Temporary tax non-deductible expenses	128,186	115,063
Derivatives financial instruments	55,217	83,847
Other	4,225	3,021
Total deferred tax assets	510,743	699,115

Deferred tax liabilities	Balance as of December 31,
from	2021	2020
Accelerated tax amortization	465,219	652,600
Other difference between tax and book value of assets	180,218	154,969
Other	1,897	179
Total deferred tax liabilities	647,334	807,748

After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2021	2020
Deferred tax assets	172,268	152,290
Deferred tax liabilities	308,859	260,923
Net deferred tax liabilities	136,591	108,633

Most of the NOL´s recognized as deferred tax assets corresponds to the entities in the U.S., South Africa, Peru, Chile and Spain as of December 31, 2021 and 2020.

As of December 31, 2021, deferred tax assets for non-deductible expenses are primarily due to the temporary limitation of financial expenses deductibles for tax purposes in the solar plants in Spain for $97 million ($110 million as of December 31, 2020).

Deferred tax assets for derivatives financial instruments as of December 31, 2021 mainly relate to ACT for $14 million and to solar plants in Spain for $33 million ($22 million and $51 million as of December 31, 2020, respectively).

As of December 31, 2021, deferred tax liabilities for accelerated tax amortization are primarily in the solar plants in Spain for $186 million, Solana and Mojave for $184 million and Kaxu for $76 million ($202 million, $361 million and $90 million as of December 31, 2020, respectively).

Deferred tax liabilities for other temporary differences between the tax and book value of contracted concessional assets relate primarily to ACT for $72 million, the Peruvian entities for $34 million, U.S. entities for $28 million, and the Chilean entities for $27 million as of December 31, 2021 ($75 million, $32 million, $2 million and $29 million as of December 31, 2020, respectively).

In relation to tax losses carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate their recoverability projecting forecasted taxable result for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

In addition, the Company has $259 million unrecognized net operating loss carryforwards as of December 31, 2021 ($290 million as of December 31, 2020), as it considers it is not probable that future taxable profits will be available against which these unused tax losses can be utilized.

The movements in deferred tax assets and liabilities during the years ended December 31, 2021 and 2020 were as follows:

Deferred tax assets	Amount
As of December 31, 2019	147,966
Increase/(decrease) through the consolidated income statement	6,003
Increase/(decrease) through other consolidated comprehensive income (equity)	(8,698)
Currency translation differences and other	7,019
As of December 31, 2020	152,290

Increase/(decrease) through the consolidated income statement	46,855
Increase/(decrease) through other consolidated comprehensive income (equity)	(23,712)
Business combinations (Note 5)	4,410
Currency translation differences and other	(7,575)
As of December 31, 2021	172,268

Deferred tax liabilities	Amount
As of December 31, 2019	248,996
Increase/(decrease) through the consolidated income statement	9,675
Currency translation differences and other	2,252
As of December 31, 2020	260,923

Increase/(decrease) through the consolidated income statement	32,059
Business combinations (Note 5)	4,910
Currency translation differences and other	10,967
As of December 31, 2021	308,859

Details of income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the year ended December 31,
	2021	2020	2019
Current tax	(51,016)	(21,205)	(5,081)
Deferred tax	14,796	(3,672)	(25,869)
- relating to the origination and reversal of temporary differences	14,796	(3,672)	(25,869)
Total income tax expense	(36,220)	(24,877)	(30,950)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2021, 2020, and 2019, is as follows:

	For the year ended December 31,
	2021	2020	2019
Consolidated income before taxes	25,302	41,751	105,558
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	(6,326)	(10,438)	(26,390)
Income tax of associates, net	3,076	128	1,808
Differences in statutory tax rates	(3,359)	(94)	(7,076)
Unrecognized NOLs and deferred tax assets	(11,232)	(37,183)	(14,161)
Purchase of Liberty Interactive’s equity interest in Solana	-	36,352	-
Other permanent differences	(4,052)	(8,895)	11,220
Other non-taxable income/(expense)	(14,327)	(4,747)	3,649
Corporate income tax	(36,220)	(24,877)	(30,950)

For the year ended December 31, 2021, the overall effective tax rate was different than the average statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities and to provisions recorded for potential tax contingencies in some jurisdictions.

For the year ended December 31, 2020, the overall effective tax rate was different than the average statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities, partially offset by the non-taxable gain recorded in the Consolidated Financial Statements on the purchase of Liberty Interactive’s equity interest in Solana (Note 21).

For the year ended December 31, 2019, the overall effective tax rate was different than the average statutory rate of 25%, primarily due to unrecognized tax losses carryforwards, mainly in the UK and US entities.

Any uncertain tax positions identified by the Company as of December 31, 2021, 2020 and 2019 has been provided for in these Consolidated Financial Statements in accordance with IFRIC 23, uncertainty over income tax treatments.